Offerings - Offering: 1	Aug. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock $0.001 par value per share
Amount Registered | shares	17,400,000
Proposed Maximum Offering Price per Unit	1.2675
Maximum Aggregate Offering Price	$ 22,054,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,376.54
Offering Note	Note 1(a): The number of shares of common stock, par value $0.001 per share ("Common Stock") of Standard BioTools Inc. (the "Registrant") stated above consists of additional shares of Common Stock available for issuance pursuant to the Standard BioTools Inc. Amended and Restated 2011 Equity Incentive Plan, As Amended (the "2011 Plan"). In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the 2011 Plan by reason of an event such as any stock split, stock dividend or similar adjustment effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of Common Stock. Note 1(b): Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future grant or issuance under the 2011 Plan are based upon a price of $1.2675 per share, which is the average of the high and the low price of Registrant's Common Stock as reported on The Nasdaq Global Select Market as of a date (August 12, 2025) within five business days prior to filing this Registration Statement.